Business and segmental reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Revenues	$ 210,179,181	$ 195,935,392	$ 164,403,938
Navig8 Group [Member]
Concentration Risk [Line Items]
Revenues			19,158,623
Concentration Risk, Percentage	10.00%	10.00%
Vitol Group [Member]
Concentration Risk [Line Items]
Revenues	$ 27,025,590	$ 34,797,654	43,960,560
Trafigura Pte Ltd [Member]
Concentration Risk [Line Items]
Revenues			$ 17,498,550
Concentration Risk, Percentage	10.00%	10.00%